Fees Summary	Feb. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 553,062,012.50
Previously Paid Amount	0.00
Total Fee Amount	2,820.31
Total Offset Amount	0.00
Net Fee	$ 2,820.31